Non-Current Liabilities - US Warrant Liability - Schedule of US Warrant Non-Current Liabilities (Parenthetical) (Detail)			1 Months Ended				12 Months Ended
	Dec. 31, 2020 $ / shares shares	May 11, 2015 AUD ($)	Dec. 31, 2018 AUD ($) shares	Dec. 31, 2018 $ / shares shares	Jul. 31, 2017 AUD ($) shares	Jul. 31, 2017 $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2022 $ / shares shares
Disclosure of detailed information about warrant liability [line items]
Proceeds from issuance of American Depositary Shares and warrants | $		$ 13,750,828	$ 7,328,509		$ 6,561,765
American Depository Shares [member] | Concurrent Private Placement [member]
Disclosure of detailed information about warrant liability [line items]
Number of shares issued			2,080,000	2,080,000	1,973,451	1,973,451
Exercise price of warrants | $ / shares	$ 2.49			$ 2.5		$ 2.5		$ 2.49
Warrants, expiration period			Feb. 12, 2022		Jan. 05, 2023		Jan. 05, 2023
Warrants exercised	2,080,000						0	1,347,211
Class of warrants expired							206,507
American Depository Shares [member] | Concurrent Private Placement [member] | Five January Two Thousand Twenty Three [Member]
Disclosure of detailed information about warrant liability [line items]
Warrants remain unexercised at the reporting date							0	206,507